Share-based Compensation - HCML Share Based Compensation Expense (Details) - HCML Share Option Scheme - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation
Share-based compensation expense	$ 4,127,000	$ 2,791,000
Unrecognized compensation cost	$ 10,391,000
Unrecognized compensation cost - weighted-average remaining service period	2 years 10 months 10 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 3,756,000	2,616,000
Administrative expenses
Share-based Compensation
Share-based compensation expense	$ 371,000	$ 175,000